additional statement of cash flow information - operating activities and investing activities (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Current
Accounts receivable	$ 34	$ (72)	$ 225	$ 108
Inventories	81	9	144	(46)
Contract assets	16	12	12	23
Costs incurred to obtain or fulfill contracts with customers	(4)	(16)	(21)	(23)
Prepaid maintenance and other	(65)	(40)	(171)	(168)
Unrealized change in held for trading derivatives	(1)	10	(3)	22
Accounts payable and accrued liabilities	(70)	192	(319)	(33)
Income and other taxes receivable and payable, net	(28)	38	(81)	81
Advance billings and customer deposits	(29)	25	(41)	38
Provisions	(5)	(46)	1	(91)
Total Current	(71)	112	(254)	(89)
Non-current
Contract assets	31	9	52	24
Unbilled customer finance receivables	20	115	22	67
Unrealized change in held for trading derivatives		32		89
Costs incurred to obtain or fulfill contracts with customers	(14)	(18)	(28)	(34)
Prepaid maintenance	3	2	8	3
Refundable security deposits and other	(5)	(6)	(5)	(1)
Provisions	(26)	(36)	(110)	(43)
Contract liabilities	25	7	35	19
Other post-employment benefit liabilities	1	6	6	4
Other long-term liabilities	5	(4)		(2)
Total Non-current	40	107	(20)	126
Total	(31)	219	(274)	37
Cash payments for capital assets, excluding spectrum licences
Property, plant and equipment	(796)	(690)	(1,397)	(1,326)
Intangible assets subject to amortization	(248)	(299)	(449)	(534)
Total	(1,044)	(989)	(1,846)	(1,860)
Additions arising from leases	349	261	564	407
Additions arising from non-monetary transactions	17	37	17	37
Capital expenditures	(678)	(691)	(1,265)	(1,416)
Other non-cash items included above
Change in associated non-cash investing working capital	80	25	13	(62)
Total	$ (598)	$ (666)	$ (1,252)	$ (1,478)